UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     November 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $1,947,831 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     7442   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    68424   919432 SH       SOLE                   759032            160400
Accenture Ltd.              COM                 G1150G111    27325   861722 SH       SOLE                   705522            156200
Agilent Technologies Inc.   COM                 00846u101    47685  1458697 SH       SOLE                  1197897            260800
Agilent Technologies Inc.   COM                 00846u101     8172   250000 SH       DEFINED 01             250000
American International GroupCOM                 026874107    68419  1032584 SH       SOLE                   849010            183574
American International GroupCOM                 026874107     8648   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106     6736   160500 SH       DEFINED 01             160500
American Standard Companies COM                 029712106    78137  1861737 SH       SOLE                  1537137            324600
Apache Corporation          COM                 037411105    25654   405924 SH       SOLE                   323924             82000
Baker Hughes Inc.           COM                 057224107    18151   266144 SH       SOLE                   218544             47600
Bank of America Corp.       COM                 060505104    63966  1194066 SH       SOLE                   986598            207468
Bank of America Corp.       COM                 060505104    13397   250090 SH       DEFINED 01             250090
Bank of New York Inc.       COM                 064057102    29022   823079 SH       SOLE                   691279            131800
Baxter International Inc.   COM                 071813109    41483   912512 SH       SOLE                   754312            158200
Baxter International Inc.   COM                 071813109     4546   100000 SH       DEFINED 01             100000
Brunswick Corp.             COM                 117043109    34307  1099934 SH       SOLE                   894934            205000
Cameron International Corp. COM                 13342B105    14493   300000 SH       DEFINED 01             300000
Cameron International Corp. COM                 13342B105    52553  1087825 SH       SOLE                   886025            201800
Caterpillar Inc.            COM                 149123101    41331   628130 SH       SOLE                   517430            110700
Chesapeake Energy Corp.     COM                 165167107     6873   237151 SH       SOLE                   184551             52600
Chicago Bridge & Iron NV    COM                 167250109    26792  1113530 SH       SOLE                   915630            197900
Chicago Bridge & Iron NV    COM                 167250109     4838   201100 SH       DEFINED 01             201100
Cigna Corp                  COM                 125509109    11632   100000 SH       DEFINED 01             100000
Cigna Corp                  COM                 125509109   121516  1044669 SH       SOLE                   858469            186200
CIT Group Inc.              COM                 125581108     4863   100000 SH       SOLE                   100000
Citigroup Inc.              COM                 172967101    77108  1552408 SH       SOLE                  1283882            268526
Citigroup Inc.              COM                 172967101     5585   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     7144   120000 SH       SOLE                   120000
Coventry Health Care Inc.   COM                 222862104    12107   235000 SH       DEFINED 01             235000
Eaton Corp.                 COM                 278058102    40171   583453 SH       SOLE                   478053            105400
Federated Dept. Stores, Inc.COM                 31410H101    49294  1140798 SH       SOLE                   937198            203600
First Data Corp.            COM                 319963104    21309   507365 SH       SOLE                   416865             90500
Goldman Sachs Group Inc.    COM                 38141G104    81176   479846 SH       SOLE                   389146             90700
Hewlett-Packard Company     COM                 428236103     6443   175600 SH       DEFINED 01             175600
Hewlett-Packard Company     COM                 428236103    59837  1630893 SH       SOLE                  1343793            287100
IAC/Interactive Corp.       COM                 44919P300    16348   568433 SH       SOLE                   469558             98875
IMS Health Inc.             COM                 449934108    34762  1304863 SH       SOLE                  1070663            234200
IMS Health Inc.             COM                 449934108     2664   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    29772   363341 SH       SOLE                   297641             65700
Jupitermedia Corp.          COM                 48207D101      866   100000 SH       DEFINED 01             100000
Laboratory Corp of America  COM                 50540R409    49459   754287 SH       SOLE                   618287            136000
Microsoft Corp.             COM                 594918104    37153  1359431 SH       SOLE                  1120631            238800
Nike Inc. Cl B              COM                 654106103    58645   669310 SH       SOLE                   544510            124800
Nokia Corp-Spon ADR         COM                 654902204    36121  1834485 SH       SOLE                  1514085            320400
Nokia Corp-Spon ADR         COM                 654902204     3938   200000 SH       DEFINED 01             200000
Origin Agritech Ltd.        COM                 VGG678281     3648   300000 SH       DEFINED 01             300000
Petsmart Inc.               COM                 716768106    33223  1197222 SH       SOLE                   984422            212800
Petsmart Inc.               COM                 716768106     6208   223729 SH       DEFINED 01             223729
RWE AG- ADR                 COM                 74975E303    48931   530243 SH       SOLE                   428643            101600
Schlumberger Ltd.           COM                 806857108    36228   584035 SH       SOLE                   478235            105800
Tyco Intl Ltd.              COM                 902124106     6298   225000 SH       DEFINED 01             225000
Tyco Intl Ltd.              COM                 902124106    49776  1778351 SH       SOLE                  1463951            314400
United Parcel Service Inc.  COM                 911312106    54060   751455 SH       SOLE                   613955            137500
United Parcel Service Inc.  COM                 911312106     7194   100000 SH       DEFINED 01             100000
Univision Communications - ACOM                 914906102      103     3000 SH       SOLE                     3000
Univision Communications - ACOM                 914906102     3434   100000 SH       DEFINED 01             100000
Valero Energy Corp.         COM                 91913Y100     5147   100000 SH       DEFINED 01             100000
Viacom Inc Cl B             COM                 92553P201    23022   619213 SH       SOLE                   510913            108300
Walt Disney Co.             COM                 254687106    22854   739362 SH       SOLE                   604462            134900
Walter Industries Inc.      COM                 93317Q105     4268   100000 SH       DEFINED 01             100000
Walter Industries Inc.      COM                 93317Q105      598    14000 SH       SOLE                    14000
Wells Fargo & Co.           COM                 949746101    34919   965137 SH       SOLE                   787337            177800
Wells Fargo & Co.           COM                 949746101     7236   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    43390   515872 SH       SOLE                   425472             90400
Whirlpool Inc.              COM                 963320106     8411   100000 SH       DEFINED 01             100000
YRC Worldwide Inc.          COM                 984249102    38523  1040031 SH       SOLE                   863231            176800
Zimmer Holdings Inc.        COM                 98956P102    44053   652630 SH       SOLE                   536530            116100